SCHEDULE OF CHANGES IN NOTE DISCOUNTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Note discounts as of December 31, 2021	$ 53,614	$ 97,832
Note discounts in conjunction with extension of convertible note		65,230
accretion of note discounts	(425,993)	(109,448)
Note discounts issued in conjunction with debt	1,015,039
Note discounts as of December 31, 2022	592,660	53,614
Convertible notes payable, net, as of December 31, 2022	$ 1,636,656	$ 647,202
Effective interest rate	19.00%
Convertible Promissory Note One [Member]
Short-Term Debt [Line Items]
Note discounts as of December 31, 2021	$ 34,176	$ 73,418
Note discounts in conjunction with extension of convertible note		41,580
accretion of note discounts	(34,176)	(80,822)
Note discounts issued in conjunction with debt
Note discounts as of December 31, 2022		34,176
Convertible notes payable, net, as of December 31, 2022	$ 457,380	$ 423,204
Effective interest rate	7.00%	11.00%
Convertible Promissory Note Two [Member]
Short-Term Debt [Line Items]
Note discounts as of December 31, 2021	$ 4,521	$ 5,830
Note discounts in conjunction with extension of convertible note		5,500
accretion of note discounts	(4,521)	(6,809)
Note discounts issued in conjunction with debt
Note discounts as of December 31, 2022		4,521
Convertible notes payable, net, as of December 31, 2022	$ 60,500	$ 55,979
Effective interest rate	7.00%	11.00%
Convertible Promissory Note Three [Member]
Short-Term Debt [Line Items]
Note discounts as of December 31, 2021	$ 14,917	$ 18,584
Note discounts in conjunction with extension of convertible note		18,150
accretion of note discounts	(14,917)	(21,817)
Note discounts issued in conjunction with debt
Note discounts as of December 31, 2022		14,917
Convertible notes payable, net, as of December 31, 2022	$ 182,936	$ 168,019
Effective interest rate	8.00%	12.00%
Convertible Promissory Note Four [Member]
Short-Term Debt [Line Items]
Note discounts as of December 31, 2021
Note discounts in conjunction with extension of convertible note
accretion of note discounts	(87,938)
Note discounts issued in conjunction with debt	113,418
Note discounts as of December 31, 2022	25,480
Convertible notes payable, net, as of December 31, 2022	$ 194,520
Effective interest rate	40.00%
Convertible Promissory Note Five [Member]
Short-Term Debt [Line Items]
Note discounts as of December 31, 2021
Note discounts in conjunction with extension of convertible note
accretion of note discounts	(30,308)
Note discounts issued in conjunction with debt	44,786
Note discounts as of December 31, 2022	14,478
Convertible notes payable, net, as of December 31, 2022	$ 95,522
Effective interest rate	28.00%
Convertible Promissory Note Six [Member]
Short-Term Debt [Line Items]
Note discounts as of December 31, 2021
Note discounts in conjunction with extension of convertible note
accretion of note discounts	(28,836)
Note discounts issued in conjunction with debt	44,787
Note discounts as of December 31, 2022	15,951
Convertible notes payable, net, as of December 31, 2022	$ 94,049
Effective interest rate	26.00%
Convertible Promissory Note Seven [Member]
Short-Term Debt [Line Items]
Note discounts as of December 31, 2021
Note discounts in conjunction with extension of convertible note
accretion of note discounts	(13,301)
Note discounts issued in conjunction with debt	22,794
Note discounts as of December 31, 2022	9,493
Convertible notes payable, net, as of December 31, 2022	$ 45,507
Effective interest rate	24.00%
Convertible Promissory Note Eight [Member]
Short-Term Debt [Line Items]
Note discounts as of December 31, 2021
Note discounts in conjunction with extension of convertible note
accretion of note discounts	(18,336)
Note discounts issued in conjunction with debt	34,861
Note discounts as of December 31, 2022	16,525
Convertible notes payable, net, as of December 31, 2022	$ 65,975
Effective interest rate	22.00%
Convertible Promissory Note Nine [Member]
Short-Term Debt [Line Items]
Note discounts as of December 31, 2021
Note discounts in conjunction with extension of convertible note
accretion of note discounts	(70,720)
Note discounts issued in conjunction with debt	140,289
Note discounts as of December 31, 2022	69,569
Convertible notes payable, net, as of December 31, 2022	$ 271,431
Effective interest rate	21.00%
Convertible Promissory Note Ten [Member]
Short-Term Debt [Line Items]
Note discounts as of December 31, 2021
Note discounts in conjunction with extension of convertible note
accretion of note discounts	(32,316)
Note discounts issued in conjunction with debt	64,104
Note discounts as of December 31, 2022	31,788
Convertible notes payable, net, as of December 31, 2022	$ 78,212
Effective interest rate	29.00%
Convertible Promissory Note Eleven [Member]
Short-Term Debt [Line Items]
Note discounts as of December 31, 2021
Note discounts in conjunction with extension of convertible note
accretion of note discounts	(39,994)
Note discounts issued in conjunction with debt	82,500
Note discounts as of December 31, 2022	42,506
Convertible notes payable, net, as of December 31, 2022	$ 39,994
Effective interest rate	48.00%
Convertible Promissory Note Twelve [Member]
Short-Term Debt [Line Items]
Note discounts as of December 31, 2021
Note discounts in conjunction with extension of convertible note
accretion of note discounts	(49,874)
Note discounts issued in conjunction with debt	110,000
Note discounts as of December 31, 2022	60,126
Convertible notes payable, net, as of December 31, 2022	$ 49,874
Effective interest rate	45.00%
Convertible Promissory Note Thirteen [Member]
Short-Term Debt [Line Items]
Note discounts as of December 31, 2021
Note discounts in conjunction with extension of convertible note
accretion of note discounts	(23,671)
Note discounts issued in conjunction with debt	110,000
Note discounts as of December 31, 2022	86,329
Convertible notes payable, net, as of December 31, 2022	$ 23,671
Effective interest rate	22.00%
Convertible Promissory Note Fourteen [Member]
Short-Term Debt [Line Items]
Note discounts as of December 31, 2021
Note discounts in conjunction with extension of convertible note
accretion of note discounts	(12,822)
Note discounts issued in conjunction with debt	82,500
Note discounts as of December 31, 2022	69,678
Convertible notes payable, net, as of December 31, 2022	$ 12,822
Effective interest rate	16.00%
Convertible Promissory Note Fifteen [Member]
Short-Term Debt [Line Items]
Note discounts as of December 31, 2021
Note discounts in conjunction with extension of convertible note
accretion of note discounts	(7,726)
Note discounts issued in conjunction with debt	55,000
Note discounts as of December 31, 2022	47,274
Convertible notes payable, net, as of December 31, 2022	$ 7,726
Effective interest rate	14.00%
Convertible Promissory Note Sixteen [Member]
Short-Term Debt [Line Items]
Note discounts as of December 31, 2021
Note discounts in conjunction with extension of convertible note
accretion of note discounts	(6,537)
Note discounts issued in conjunction with debt	110,000
Note discounts as of December 31, 2022	103,463
Convertible notes payable, net, as of December 31, 2022	$ 6,537
Effective interest rate	6.00%
Convertible Promissory Note Other [Member]
Short-Term Debt [Line Items]
Note discounts as of December 31, 2021
Note discounts in conjunction with extension of convertible note
accretion of note discounts	50,000
Note discounts issued in conjunction with debt
Note discounts as of December 31, 2022	50,000
Convertible notes payable, net, as of December 31, 2022	$ (50,000)
Effective interest rate